Current income tax receivables and payables (Details Textual) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Tax Assets [Line Items]
Current value added tax receivables	€ 383	€ 452
Current excise tax payables	€ 636	€ 824